UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report  |  February 29, 2012
Performance Trust Total Return Bond Fund (Symbol: PTIAX) and
Performance Trust Municipal Bond Fund (Symbol: PTIMX)

© 2012. Performance Trust Investment Advisors. All Rights Reserved.

LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholder,

Performance Trust Total Return Bond Fund (PTIAX) Semi-Annual Management’s
Discussion of Fund Performance:  9/1/2011 - 2/29/2012

During the six months covered by this commentary, the Total Return Bond Fund (the “Fund”) generated a return of 5.74%.  As in previous periods, our portfolio is weighted toward the sectors we believe offer the best future total return, and those sectors continue to be the non-agency mortgage-backed securities and municipal bonds.

Any discussion of the past six months must begin by noting the extraordinary intervention by central banks in the world’s fixed income markets.  Consider that in the past six months:

1.
The Fed has purchased hundreds of millions of Treasury bonds and mortgage-backed securities issued by government entities.  The Fed’s “Operation Twist” was designed to focus its purchases on longer maturity securities.

2.	The Fed issued “dollar swaps” to the European Central Bank (ECB), providing European financial institutions with dollar-based funding they could not achieve in private markets.

3.	The Fed has declared that its “Zero Interest Rate Policy” (ZIRP) will persist until late 2014.

4.	The ECB directly purchased hundreds of billions of European sovereign debt in an attempt to stabilize markets

5.
The ECB has provided $1+ trillion in funding to European banks, which used some of that funding to purchase the debt of European countries, including Greece, which has essentially defaulted on its debt.

In addition to these events, the central banks of the United Kingdom and Japan continue to pursue policies of low interest rates and similar programs to purchase the debt issued by their countries during a period of severe budget problems.  With all of this activity, it is clear that a bond investor must not only pay attention to economic fundamentals but also to the rising influence that political entities play in setting prices in government bond markets.

One way a bond investor can protect himself is to steer clear of policymakers’ intervention in government bond markets by avoiding them.  That is precisely what we have done in our Fund.  We have chosen to invest in what we believe is mispriced credit risk, specifically in the non-agency mortgage-backed securities and municipal bond markets.

Of course, the choice to avoid government bond markets is not available to all bond managers.  Roughly 80% of the debt outstanding in the United States is either issued by or guaranteed by the U.S. government.  This fact is reflected in the composition of the Barclays Capital U.S. Aggregate Bond Index, which many bond managers use as a benchmark for their performance.  As a result, most bond managers are forced into investing in obligations issued by or guaranteed by the U.S. government.

In contrast, our mandate as a “total return” bond fund is to invest in what we believe are the best risk/reward opportunities.  Generally, that means we invest in sectors that we have expertise to understand complex credit relationships and inefficient market pricing.  In our opinion, these opportunities are located in the 20% of the bond market that are not obligations of the U.S. government.

One benefit of our focus in this area is that the Fund yields interest income higher than what an investment in government bonds would have generated.  For example, the 10-year Treasury yield has remained in a narrow range over the past six months, between an annualized 1.70% and 2.34%, and for most of the period within a narrower range between 1.80% and 2.05%.  Assuming 2% was the midpoint over this period, an investor in Treasury notes could only have achieved a 2% annualized income return over this period, which is far lower than what has been achieved by other bond funds over the same period.  We hope that bond investors, who for several years have been investing unprecedented amounts in bond markets, are setting their expectations accordingly.

In contrast, the Fund, which is focused on investing in what we believe is mispriced credit risk, has generated a per annum yield ranging between 4% and 5% over this same 6-month period.  We also believe securities in the Fund have additional room for capital appreciation.  Obviously, the higher interest income helps the short term total return calculation in addition to providing downside risk protection.  More important is the long run impact that compound interest can have on the total return generated by a portfolio;  this long run wealth-building concept is where we focus our efforts.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

LETTER FROM THE INVESTMENT ADVISER

Summary

In summary, we believe that government intervention in government bond markets, with the intent of holding down government bond yields, will persist for a number of years.  Meanwhile, we are finding interesting investment opportunities in other sectors of the U.S. bond market, which we believe we will be able to exploit because we use our expertise to analyze mispriced credit risks and do so with a relatively small asset base which allows us to be nimble.

Performance Trust Municipal Bond Fund (PTIMX) Semi-Annual Management’s
Discussion of Fund Performance:  9/1/2011 – 2/29/2012

What factors affected the U.S. economy and municipal market during the six month reporting period ended February 29, 2012?
During the six month period ended February 29, 2012, major factors affecting the U.S. economy and the $3.7 trillion municipal bond market included expectations for subdued global economic growth and generally higher U.S. Treasury bond prices.  Domestic economic growth forecasts were lowered due to concerns about the possibility of recession and reduced demand for goods in many Euro-zone countries including Greece, Italy, Portugal and Spain, as well as slowing growth expectations in emerging economies notably China.  Domestic economic growth worries included the magnitude and sustainability of U.S. growth given persistently high U.S. unemployment and underemployment, the highly indebted U.S. consumer’s ability to continue spending, as well as the continuing weak domestic housing market and associated home price declines.

U.S. Treasury bond prices were supported by a number of both international and domestic factors.  International factors positively weighing on U.S. Treasury bond prices included default fears in sovereign debt markets among some Euro-zone countries such as Greece resulting in a flight to quality in securities such as U.S. Treasury bonds.  Domestic factors supporting U.S. Treasury bond prices included Federal Reserve intervention including “Operation Twist” which had the effect of dampening yields on the longer maturity portion of the Treasury bond yield curve.

Factors supporting the municipal bond market over the past six months included improving demand for municipal bonds and manageable supply.  On the demand side of the equation, investor appetite is evidenced by factors including strong municipal bond mutual fund inflows.  As the six month period ending February 29, 2012 progressed, municipal bond mutual funds had 25 consecutive weeks of inflows, which was striking compared to massive outflows experienced for the same period a year ago.  At the same time mutual fund flows turned decidedly positive, municipal bond calls have increased thus taking municipal bonds out of client portfolios including mutual funds, closed-end funds, and separately managed accounts.

Another factor that positively impacted the municipal bond market was very manageable new issue supply.  As has been customary for the $3.7 trillion municipal bond market, issuance was particularly low in late December 2011, as well as in January and February 2012.  This prolonged period of low relative supply coupled with the strong demand factors noted above helped support municipal bond prices in general.

Finally, while the rhetoric from some market “pundits” called for a dramatic increase in municipal bond defaults, actual defaults were much lower than these predictions.  While defaults were slightly higher in 2011 than 2010, the largest default which helped put 2011 defaults over 2010 was a single large default, namely American Airlines and its defaulted bonds associated with various airports and maintenance facilities.  In general, rather than defaulting on principal and interest payments, municipal units of government have chosen different paths including increasing taxes or user fees, electing to cut services, or some combination of both.

How did the Fund perform during the reporting period?
Performance Trust Municipal Bond Fund (the “Fund”) (PTIMX) experienced strong relative performance for the six months ended 2/29/2012.  The Fund’s returns assume the reinvestment of all distributions.  For the six month period ended February 29, 2012, the Fund generated a total return of 9.67% versus the Barclays Capital U.S. Municipal Bond Index at 5.67% over the same period.

At February 29, 2012, the Fund’s semi-annual reporting period, we were essentially fully invested, with approximately 80% of the Fund in longer-term municipals.  With an average credit quality of just under A/A, PTIMX is well diversified across sectors, issuers, and states.  There are a total of 57 positions, with the largest single exposure representing 3.5% of the Fund’s capital.  PTIMX currently has 42.54% of its assets invested in Baa/BBB quality bonds.  Additionally, the Fund has used only a small portion of its 20% below investment grade basket, with 7.51% of capital invested in below investment grade and non-rated bonds.  Our expectation is to increase this percentage as future opportunities present themselves.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

LETTER FROM THE INVESTMENT ADVISER (PTIMX)

The credit quality breakdown is:

Percentage
Credit Quality*	of Portfolio
Aaa/AAA	0.00%
Aa/AA	18.70%
A/A	20.62%
Baa/BBB	42.54%
Baa/BB	1.64%
B/B	1.12%
Other	0.00%
Non rated	4.75%
Net cash & equiv.	10.63%

*
Credit distribution is provided by Moody’s and Standard & Poor’s as of February 29, 2012.  The Fund uses the higher of the two ratings.  Investment Grade refers to a bond considered investment grade if its credit rating is BBB or higher by Standard & Poor’s or Baa or higher by Moody’s.  Below Investment Grade refers to a bond rated below investment grade if its credit rating is below BBB by Standard & Poor’s or below Baa by Moody’s.

Sector concentration:
Percentage
Sector	of Portfolio
Hospital	21.19%
Cash	10.63%
Education	9.35%
CCRC	9.19%
Insured	7.48%
Other Revenue	5.95%
Housing	5.86%
Higher Education	5.66%
Tax OB – Unltd	4.45%
IDB	3.76%
Tobacco	3.66%
Utility	2.87%
Transportation	2.76%
Water & Sewer	2.23%
Student Loan	1.39%
TAX OB – Ltd	1.27%
Multifamily Hsg	1.16%
Dedicated Tax	1.14%

State allocations:
Percentage
States	of Portfolio
AZ	2.36%
CA	12.02%
CO	1.11%
CT	1.77%
DC	1.79%
FL	12.31%
GA	1.53%
IA	3.07%
IL	10.85%
IN	2.33%
LA	6.61%
MD	1.37%
ME	2.45%
MI	4.01%
MN	5.79%
NH	2.68%
NJ	2.38%
NY	3.54%
OR	1.18%
PA	2.18%
PR	0.60%
TX	3.50%
WY	3.24%

Coupon distribution:
Percentage
Coupon	of Portfolio
0%–4.99%	2.36%
5%–5.99%	62.00%
6%–6.99%	17.44%
7%–7.99%	5.93%
8%–8.99%	1.64%
9%–9.99%	0.00%
10% & over	0.00%
Net cash & equiv.	10.63%

Maturity breakdown:
Percentage
Maturity	of Portfolio
Net cash & equiv.	10.63%
0–4.99 years	0.37%
5–5.99 years	2.43%
6–6.99 years	0.55%
7–7.99 years	0.00%
8–8.99 years	4.39%
9–9.99 years	1.16%
10–14.99 years	35.85%
15–19.99 years	31.97%
20–24.99 years	8.10%
25–29.99 years	1.23%
30 years & over	3.32%
Average	14.13yrs

The Fund’s NAV as of February 29, 2012 was $21.69.  The average maturity of the bonds was 14.1 years, with an average duration of 6.22 years.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

LETTER FROM THE INVESTMENT ADVISER (PTIMX)

What strategies did you use to manage the Fund? How did these strategies influence performance?
PTIMX is managed with a fundamental, bottom up, individual bond-by-bond focus.  We employ a value-oriented approach when analyzing municipal bonds, looking for bonds that we believe can provide attractive income and after tax total return potential.  Our goal is to purchase municipal bonds at a spread to “Aaa/AAA” rated bonds that compensate clients for credit and liquidity risk embedded in the bond today, and that possess credit fundamentals demonstrating a likelihood of improving credit quality over time.  We believe this bottom up approach to credit analysis on individual municipal bonds provides an opportunity for spread compression (i.e., have a lower spread relative to “Aaa/AAA” rated municipal bonds) and potential price appreciation.

As part of this individual security analysis, we employ Shape Management® as a key component of our investment process.  Shape Management® is a proprietary means of applying total return scenario analysis to both individual bonds and portfolios of bonds.  Total return scenario analysis applies various interest rate shifts, yield curve slope analysis, reinvestment rate assumptions and probability analysis to determine a municipal bond’s “shape”, or how we believe that bond will perform in various interest rate environments.

During the six month period ended February 29, 2012, we focused on bond purchases in the “A/A” and “Baa/BBB” credit rating categories, representing 20.62% and 42.54% of Fund assets, respectively.  We believe these two rating categories have absolute yields and credit spreads that are attractive relative to “Aaa/AAA” and “Aa/AA” rated general obligation bonds.  We have focused on purchasing revenue bonds of what we deem are essential service providers.  These are bonds that typically have a dedicated revenue stream associated with a defined service, such as hospitals, charter schools, higher education (e.g., colleges), and senior living facilities.  Our largest sector exposures included hospitals (21.2%), education and higher education (15.0%), and senior living facilities (9.2%).

As we continued to invest Fund assets, we focused on the nine to twenty year portion of the municipal yield curve (i.e. bonds with nine to twenty years to maturity), as we sought to take advantage of the steepness of the slope in this portion of the municipal yield curve.  The Fund’s average duration increased from 5.7 years on 9/1/2011 to 6.2 years on 2/29/2012 as we continued the invest-up process during the six month period.

For reasons discussed above, over the past six months ended 2/29/2012, municipal bonds have rallied.  The 30-year AAA Municipal Market Data (“MMD”) yield was 3.78% on 9/1/2011 and ended 2/29/2012 at 3.23%, a 55 basis point decrease in yield.  The ten-year spot on the MMD AAA curve saw yields fall 32 basis points, from 2.17% on 9/1/2011 to 1.85% on 2/29/2012.  And, in the 15-year part of the MMD curve, the representative AAA yield was 3.00% on 9/1/2011 and ended 2/29/2012 at 2.37%, a 63 basis point decrease.  PTIMX’s NAV went from $20.19 on 9/1/2011 to $21.69 on 2/29/2012, and its latest monthly distribution was $.0649, paid on 2/28/2012.

Past performance is not indicative of future returns.  The views in this report were those of the Funds’ Managers as of February 29, 2012 and may not reflect the views of the Funds’ Managers on the date this Report is first published or anytime thereafter.  These views are intended to assist shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

GROWTH OF PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)

Performance Trust Total Return Bond Fund (Unaudited)
Total Return vs. Barclays Capital U.S. Aggregate Bond Index

Total Returns—For the Periods February 29, 2012 (Unaudited)

			ANNUALIZED
			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	(AUGUST 31, 2010)(1)
Performance Trust Total Return Bond Fund	5.74%	7.38%	10.20%
Barclays Capital U.S. Aggregate Bond Index	2.73%	8.37%	4.93%

(1)  Fund commenced investment operations on September 1, 2010.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, Barclays Capital dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, Mortgage-Backed Securities (agency fixed-rate and hybrid Adjustable-Rate Mortgage Passthroughs), Asset-Backed Securities, and Commercial Mortgage-Backed Securities. The Barclays Capital U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on August  31, 2010, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown include the reinvestment of all fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTIAfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST TOTAL RETURN BOND FUND (PTIAX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2012

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

GROWTH OF PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Performance Trust Municipal Bond Fund (Unaudited)
Total Return vs. Barclays Capital U.S. Municipal Bond Index

Total Returns—For the Periods Ended February 29, 2012 (Unaudited)

	SINCE INCEPTION
	SIX MONTHS	(JUNE 30, 2011)
Performance Trust Municipal Bond Fund	9.67%	10.83%
Barclays Capital U.S. Municipal Bond Index	5.67%	8.57%

The Barclays Capital U.S. Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index tracks general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds rated Baa3/ BBB or higher by at least two of the ratings agencies: Moody’s, S&P and Fitch. The Barclays Capital U.S. Municipal Bond Index was created in 1986, with index history backfilled to January 1, 1976. The chart at the top of the page assumes an initial gross investment of $10,000 made on June 30, 2011, the inception date for the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown include the reinvestment of all fund distributions. Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 1 (877) 738-9095 or by visiting www.PTIAfunds.com.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND (PTIMX)

Allocation of Portfolio Holdings (% of Investments) (Unaudited)
As of February 29, 2012

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)

	Performance Trust	Performance Trust
	Total Return	Municipal
	Bond Fund	Bond Fund
Assets
Investments, at value (cost $28,646,048 and 9,487,239, respectively)	$29,825,035	$9,994,259
Cash	9,749	—
Dividends and interest receivable	164,411	96,198
Receivable for investments sold	9,890	—
Receivable from Adviser	—	9,846
Receivable for Fund shares sold	164,360	30,000
Other assets	5,268	12,136
Total Assets	30,178,713	10,142,439

Liabilities
Payable for investments purchased	535,036	776,586
Payable for Fund shares redeemed	32,700	—
Payable to affiliates	32,017	26,996
Payable to Adviser	5,438	—
Accrued expenses and other liabilities	10,478	20,592
Total Liabilities	615,669	824,174

Net Assets	$29,563,044	$9,318,265
Net Assets Consist Of:
Paid-in capital	$28,293,871	$8,739,486
Accumulated net investment income (loss)	(42,770)	2,895
Accumulated net realized gain on investments	132,956	68,864
Net unrealized appreciation on investments	1,178,987	507,020
Net Assets	$29,563,044	$9,318,265

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,370,700	429,588

Net asset value, redemption price and offering price per share	$21.57	$21.69

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST TOTAL RETURN BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES –1.24%
AmeriCredit Automobile
Receivables Trust
2010-B, 1.180%, 02/06/2014	$256,362	$256,499

Residential Asset Mortgage
Products, Inc.
4.980%, 08/25/2034	117,293	111,307
TOTAL ASSET BACKED SECURITIES
(COST $368,803)		367,806

MORTGAGE BACKED SECURITIES–54.78%
Banc of America Alternative
Loan Trust
2005-5, 6.000%, 06/25/2035	393,187	316,815
5.750%, 12/25/2035	522,000	401,639

Banc of America Funding Corp.
2007-5, 6.500%, 07/25/2037	680,588	638,952

Bear Stearns Asset Backed
Securities Trust
A-1, 4.500%, 07/25/2033 (a)	86,394	84,900

Chaseflex Trust
2005-2, 5.500%, 06/25/2035	39,000	24,433
2006-2, 6.170%, 09/25/2036 (a)	250,000	186,443
2006-2, 6.340%, 09/25/2036 (a)	500,000	377,936

Citicorp Mortgage Securities Inc.
5.500%, 02/25/2026	137,709	134,829
5.750%, 06/25/2036	469,212	450,503

Citicorp Mortgage Securities, Inc.
55.750%, 06/25/2036	127,903	124,790

Citimortgage Alternative Loan Trust
5.500%, 10/25/2021	199,623	190,592
5.500%, 04/25/2022	218,806	207,332

Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	472,000	390,986
2005-40CB, 5.500%, 10/25/2035	177,166	135,341
2005-J10, 5.500%, 10/25/2035	123,326	104,226
2005-49CB, 5.500%, 11/25/2035	711,248	535,769
2005-52CB, 5.500%, 11/25/2035	296,000	222,588
2005-J13, 5.500%, 11/25/2035	469,313	400,385
2005-73CB, 6.250%, 01/25/2036	434,000	370,104
2006-32CB, 5.500%, 11/25/2036	679,505	465,607

Countrywide Home Loan Mortgage
Pass Through Trust
2005-20, 5.250%, 12/25/2027	183,683	159,718
2002-J4, 5.500%, 10/25/2032	255,817	259,905
2004-HYB5, 3.018%, 04/20/2035 (a)	681,214	470,110
2005-16, 5.000%, 09/25/2035	62,000	54,652
2005-27, 5.500%, 12/25/2035	154,133	123,419

Credit Suisse First Boston Mortgage
Securities Corp.
2004-7, 5.250%, 10/25/2019	106,086	107,506
2005-10, 5.750%, 11/25/2035	170,000	145,946

Credit Suisse Mortgage
Capital Certificates
2006-8, 5.500%, 10/25/2021	308,728	267,387
2006-3, 6.000%, 04/25/2036	351,000	257,212
2006-4, 7.000%, 05/25/2036	355,404	188,724
2007-3, 5.500%, 04/25/2037	321,707	292,459
2007-5, 5.000%, 08/25/2037	384,150	324,986

Deutsche ALT-A Securities Inc.
Alternate Loan Trust
6.000%, 10/25/2021	475,817	384,305

First Horizon Alternative
Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	121,559	117,295

First Horizon Asset Securities Inc.
2006-1, 6.000%, 05/25/2036	340,642	313,431

GSAA Trust
2006-6, 5.689%, 03/25/2036 (a)	136,680	72,888

GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	91,405	90,970
2005-6F, 5.500%, 07/25/2035	504,598	431,080

Indymac Index Mortgage Loan Trust
2005-AR1, 2.583%, 03/25/2035 (a)	139,215	111,670
2005-AR19, 5.148%, 10/25/2035 (a)	279,548	208,936

JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	157,570	110,712
2005-S1, 5.500%, 12/25/2035	450,797	324,215
2006-S2, 6.050%, 05/25/2036 (a)	155,970	122,006

JP Morgan Mortgage Trust
2006-A2, 2.747%, 08/25/2034 (a)	170,942	165,413
2005-S3, 5.750%, 01/25/2036	345,105	341,255

Lehman Mortgage Trust
2006-2, 6.449%, 04/25/2036 (a)	214,981	208,413

Lehman XS Trust
2005-1, 1.686%, 07/25/2035 (a)	299,518	232,135
2005-6, 5.420%, 11/25/2035 (a)	568,095	526,628

Mastr Seasoned Securities Trust
2005-2, 4.217%, 10/25/2032 (a)	250,339	220,658

Morgan Stanley Mortgage Loan Trust
2-A, 2.952%, 01/25/2035 (a)	113,162	81,494

Nomura Asset Acceptance Corp.
A-5, 4.976%, 05/25/2035 (a)	298,380	260,502

RAAC Series
6.000%, 09/25/2034	694,438	715,558

Percentages are stated as a percent of net assets.
(a) Variable rate security; the rate shown represents the rate at February 29, 2012.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST TOTAL RETURN BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

Residential Accredit Loans, Inc.
A-4, 5.500%, 05/25/2034	$580,062	$516,056
6.000%, 09/25/2035	49,789	33,641

Residential Asset Securitization Trust
A-3, 5.500%, 08/25/2034	679,039	563,609
5.500%, 10/25/2035	617,874	429,226

WaMu Mortgage Pass
Through Certificates
2004-S2, 6.000%, 06/25/2034	141,516	136,613

Washington Mutual Alternative
Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	627,596
2005-4, 5.500%, 06/25/2035	145,842	124,934
2005-5, 5.500%, 07/25/2035	255,681	234,322
2005-9, 5.500%, 11/25/2035	100,000	70,970

TOTAL MORTGAGE BACKED
SECURITIES (Cost $15,676,810)		16,192,725

MUNICIPAL BONDS–32.59%
Florida–2.97%
State of Florida
5.000%, 06/01/2028	750,000	879,045

Illinois–8.75%
Chicago Park District
5.000%, 01/01/2029	250,000	284,047

Chicago Transit Authority
5.250%, 12/01/2031	500,000	568,120

Cook County Township High
School District
No. 225 Northfield
0.000%, 12/01/2020	355,000	267,610

DuPage & Cook Counties
Community Unit School
District No. 205 Elmhurst
5.250%, 01/01/2025	300,000	328,737

Lake County Community
Consolidated School District
No. 50 Woodland
5.625%, 01/01/2026	335,000	402,992
5.750%, 01/01/2030	480,000	566,933

Village of Schaumburg, IL
5.000%, 12/01/2027	155,000	167,457
		2,585,896
Indiana–5.23%
City of Carmel, IN
Waterworks Revenue
5.000%, 05/01/2036	1,000,000	1,085,350

Franklin Community
Multi-School Building Corp.
5.000%, 01/10/2023	400,000	460,828
		1,546,178
Michigan–2.15%
City of Detroit, MI Water
Supply System Revenue
5.750%, 07/01/2026	550,000	635,800

New Jersey–2.12%
New Jersey Transportation
Trust Fund Authority
5.750%, 06/15/2025	500,000	627,740

Rhode Island–3.12%
State of Rhode Island
5.500%, 08/01/2027	750,000	921,285

Texas–8.25%
Burleson Independent
School District
5.000%, 08/01/2030	670,000	790,519

Harris County Flood
Control District
5.250%, 10/01/2021	225,000	252,034

North East Independent
School District/TX
5.000%, 02/01/2020	500,000	568,235

North Texas Tollway Authority
5.000%, 09/01/2029	720,000	827,878
		2,438,666
TOTAL MUNICIPAL BONDS
(Cost $8,970,541)		9,634,610

	SHARES

SHORT TERM INVESTMENTS–12.28%
First American Treasury
Obligations Fund
0.000%, 12/31/2031 (a)	3,629,894	3,629,894
TOTAL SHORT TERM INVESTMENTS
(Cost $3,629,894)		3,629,894

TOTAL INVESTMENTS
(COST $28,646,048) – 100.89%		29,825,035

LIABILITIES IN EXCESS OF
OTHER ASSETS–(0.89)%		(261,991)
TOTAL NET ASSETS–100.00%		$29,563,044

Percentages are stated as a percent of net assets.
(a) Variable rate security; the rate shown represents the rate at February 29, 2012.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS
February 29, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE

MUNICIPAL BONDS–88.67%
Arizona–2.36%
Pima County Industrial Development
Authority
6.625%, 07/01/2031	$215,000	$220,139

California–12.02%
California Municipal Finance Authority
5.125%, 08/15/2032	300,000	297,000

City of Highland, CA
5.125%, 09/01/2024	125,000	128,546

City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	150,826

City of Turlock, CA
5.000%, 10/15/2022	100,000	102,600

City of Yucaipa, CA
5.000%, 09/01/2026	200,000	205,320

El Dorado Union
High School District
0.000%, 12/01/2028	60,000	23,051

National City Community
Development Commission
5.750%, 08/01/2021	100,000	108,378

Ridgecrest Redevelopment
Agency
5.375%, 06/30/2024	100,000	104,080
		1,119,801
Colorado–1.11%
Denver Convention Center
Hotel Authority
5.250%, 12/01/2022	100,000	103,708

Connecticut–1.77%
Connecticut State Health &
Educational Facility Authority
5.000%, 07/01/2026	150,000	164,877

District of Columbia–1.79%
District of Columbia
6.250%, 10/01/2032	150,000	166,888

Florida–12.31%
Citizens Property Insurance Corp.
5.500%, 06/01/2016	30,000	34,351

City of Lakeland, FL
5.000%, 11/15/2025	100,000	107,965

Escambia County Health
Facilities Authority
5.500%, 08/15/2024	130,000	139,234

Lee County Industrial
Development Authority/FL
5.000%, 11/01/2025	150,000	162,933

Martin County Health
Facilities Authority
5.500%, 11/15/2042	300,000	309,759

Palace Coral Gables Community
Development District
5.000%, 05/01/2032	100,000	111,096

Pinellas County Industrial
Development Authority
4.000%, 10/01/2024	200,000	198,046

Seminole Indian Tribe of Florida
5.750%, 10/01/2022	80,000	84,073
		1,147,457
Georgia–1.53%
City of Atlanta, GA
5.500%, 11/01/2027	35,000	41,948

Main Street Natural Gas, Inc.
5.000%, 03/15/2017	65,000	72,992
5.000%, 03/15/2018	25,000	28,090
		143,030
Illinois–10.85%
Chicago Board of Education
5.000%, 12/01/2020	250,000	297,485

Illinois Finance Authority
5.125%, 02/01/2026	150,000	151,579
5.750%, 05/15/2031	150,000	149,640

Railsplitter Tobacco
Settlement Authority
6.000%, 06/01/2028	100,000	113,086

Regional Transportation Authority
6.000%, 06/01/2023	25,000	31,624

State of Illinois
5.000%, 01/01/2019	20,000	22,861

Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	244,306
		1,010,581
Indiana–2.33%
Indiana Bond Bank
5.250%, 10/15/2020	95,000	107,870

Indiana Finance Authority
5.500%, 11/15/2026	100,000	109,093
		216,963
Iowa–3.07%
Iowa Higher Education
Loan Authority
5.625%, 10/01/2026	150,000	157,405

Iowa Student Loan
Liquidity Corp.
5.300%, 12/01/2023	120,000	128,309
		285,714

Percentages are stated as a percent of net assets.
(a) Variable rate security; the rate shown represents the rate at February 29, 2012.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — SCHEDULE OF INVESTMENTS (CONT.)
February 29, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT	VALUE
Louisiana–6.61%
Jefferson Parish Hospital
Service District No. 1
5.375%, 01/01/2031	$100,000	$109,044

Jefferson Parish Hospital
Service District No. 2
6.250%, 07/01/2031	150,000	166,776

Louisiana Local Government
Environmental Facilities &
Community Development
6.500%, 08/01/2029	50,000	55,893

Louisiana State Citizens
Property Insurance Corp.
5.000%, 06/01/2024	250,000	284,562
		616,275
Maine–2.45%
Maine Health & Higher Educational
Facilities Authority
6.000%, 07/01/2026	50,000	53,995
7.500%, 07/01/2032	150,000	174,733
		228,728
Maryland–1.37%
County of Howard, MD
5.250%, 04/01/2027	150,000	127,650
Michigan–4.01%
Michigan Finance Authority
7.000%, 10/01/2031	250,000	259,873
Michigan State Building Authority
5.000%, 10/15/2029	100,000	113,284
		373,157
Minnesota–5.79%
City of West St. Paul, MN
6.750%, 09/01/2031	150,000	156,705
St. Paul Housing &
Redevelopment Authority
6.375%, 09/01/2031	150,000	156,671
Tobacco Securitization
Authority MN
5.250%, 03/01/2026	200,000	225,690
		539,066
New Hampshire–2.68%
New Hampshire Health & Education
Facilities Authority
5.300%, 07/01/2017	150,000	151,082
5.600%, 10/01/2022	95,000	98,689
		249,771
New Jersey–2.38%
New Jersey Economic
Development Authority
5.750%, 06/15/2029	100,000	105,305

New Jersey Transportation
Trust Fund Authority
5.500%, 06/15/2031	100,000	116,931
		222,236
New York–3.54%
Suffolk County Economic
Development Corp.
5.000%, 07/01/2028	300,000	329,754

Oregon–1.18%
State of Oregon Housing &
Community Services Department
5.000%, 01/01/2026	100,000	109,546

Pennsylvania–2.18%
Delaware County Authority
5.000%, 06/01/2023	200,000	203,114

Puerto Rico–0.60%
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	50,000	55,543

Texas–3.50%
City of Houston, TX Airport
System Revenue
5.000%, 07/01/2025	100,000	110,000
6.500%, 07/15/2030	100,000	102,811

Texas Private Activity Board Surface
Transportation Corp.
7.000%, 06/30/2040	100,000	113,686
		326,497
Wyoming–3.24%
Teton County Hospital District
5.500%, 12/01/2027	150,000	163,317

Wyoming Community
Development Authority
6.250%, 07/01/2031	130,000	138,882
		302,199
TOTAL MUNICIPAL BONDS
(Cost $7,755,674)		8,262,694

	SHARES
SHORT-TERM INVESTMENTS–18.58%
Fidelity Institutional Money Market
Funds–Tax-Exempt Portfolio
0.010%, 12/31/2031 (a)	1,731,565	1,731,565
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,731,565)		1,731,565

TOTAL INVESTMENTS
(COST $9,487,239) – 107.25%		9,994,259
LIABILITIES IN EXCESS OF
OTHER ASSETS–(7.25)%		(675,994)
TOTAL NET ASSETS–100.00%		$9,318,265

Percentages are stated as a percent of net assets.
(a) Variable rate security; the rate shown represents the rate at February 29, 2012.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2012 (Unaudited)

	Performance Trust	Performance Trust
	Total Return	Municipal
	Bond Fund	Bond Fund
Investment Income
Interest income	$768,185	$158,101
Total Investment Income	768,185	158,101

Expenses
Advisory fees	78,803	14,206
Administration fees	33,220	35,761
Transfer agent fees and expenses	16,446	14,443
Federal and state registration fees	14,438	12,733
Custody fees	9,672	3,241
Audit and tax fees	8,736	17,082
Chief Compliance Officer fees and expenses	6,006	5,953
Legal fees	4,488	3,787
Fund accounting fees	4,088	3,063
Trustees’ fees and related expenses	2,492	2,142
Reports to shareholders	1,414	2,532
Other expenses	3,594	2,189
Total Expenses	183,397	117,132
Less waivers and reimbursement by Adviser (Note 4)	(58,626)	(97,599)
Net Expenses	124,771	19,533

Net Investment Income	643,414	138,568

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	222,520	82,118
Short transactions	—	(201)
Change in net unrealized appreciation from investments	668,128	474,545
Net Realized and Unrealized Gain (Loss) on Investments	890,648	556,462

Net Increase in Net Assets from Operations	$1,534,062	$695,030

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

STATEMENT OF CHANGES IN NET ASSETS
Performance Trust Total Return Bond Fund

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
From Operations
Net investment income	$643,414	$830,085
Net realized gain from investments	222,520	40,236
Change in net unrealized appreciation from investments	668,128	510,859
Net increase in net assets from operations	1,534,062	1,381,180

From Distributions
Net investment income	(847,825)	(673,860)
Net realized gain on investments	(113,771)	(10,613)
Net decrease in net assets resulting from distributions paid	(961,596)	(684,473)

From Capital Share Transactions
Proceeds from shares sold	7,775,799	25,594,217
Net asset value of shares issued to distributions declared	393,132	289,061
Costs for shares redeemed	(2,362,071)	(3,396,267)
Net increase in net assets from capital share transactions	5,806,860	22,487,011

Total Increase in Net Assets	6,379,326	23,183,718

Net Assets
Beginning of period	23,183,718	—
End of period	$29,563,044	$23,183,718

Accumulated Net Investment Income (Loss)	$(42,770)	$161,641

The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

STATEMENT OF CHANGES IN NET ASSETS
Performance Trust Municipal Bond Fund

	Six Months Ended
	February 29, 2012	Period Ended
	(Unaudited)	August 31, 2011(1)
From Operations
Net investment income	$138,568	$9,868
Net realized gain (loss) from:
Investments	82,118	1,862
Short transactions	(201)	—
Change in net unrealized appreciation from investments	474,545	32,475
Net increase in net assets from operations	695,030	44,205

From Distributions
Net investment income	(135,611)	(9,930)
Net realized gain on investments	(14,915)	—
Net decrease in net assets resulting from distributions paid	(150,526)	(9,930)

From Capital Share Transactions
Proceeds from shares sold	5,406,701	4,798,457
Net asset value of shares issued to distributions declared	149,175	9,620
Costs for shares redeemed	(1,620,262)	(4,205)
Net increase in net assets from capital share transactions	3,935,614	4,803,872

Total Increase in Net Assets	4,480,118	4,838,147

Net Assets
Beginning of period	4,838,147	—
End of period	$9,318,265	$4,838,147

Accumulated Net Investment Income (Loss)	$2,895	$(62)

(1) The Fund commenced operations on June 30, 2011.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST TOTAL RETURN BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011
Net Asset Value, Beginning of Period	$21.14	$20.00

Income from investment operations
Net investment income(1)	0.52	0.95
Net realized and unrealized gain on investments	0.67	0.91
Total from investment operations	1.19	1.86

Less distributions paid
From net investment income	(0.67)	(0.71)
From net realized gain on investments	(0.09)	(0.01)
Total distributions paid	(0.76)	(0.72)

Net Asset Value, End of Period	$21.57	$21.14

Total Return(2)	5.74%	9.36%

Supplemental Data and Ratios
Net assets at end of period (000’s)	$29,563	$23,184

Ratio of expenses to average net assets
Before waiver and expense reimbursement(3)	1.40%	1.65%
After waiver and expense reimbursement(3)	0.95%	0.95%

Ratio of net investment income to average net assets
Before waiver and expense reimbursement(3)	4.45%	3.80%
After waiver and expense reimbursement(3)	4.90%	4.50%

Portfolio turnover rate(2)	23.07%	77.86%

(1) Per share net investment income has been calculated using the daily average shares outstanding method.
(2) Not annualized.
(3) Annualized.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUNICIPAL BOND FUND — FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	February 29, 2012	Period Ended
	(Unaudited)	August 31, 2011(1)
Net Asset Value, Beginning of Period	$20.18	$20.00

Income from investment operations
Net investment income(2)	0.40	0.05
Net realized and unrealized gain on investments	1.52	0.17
Total from investment operations	1.92	0.22

Less distributions paid
From net investment income	(0.37)	(0.04)
From net realized gain on investments	(0.04)	—
Total distributions paid	(0.41)	(0.04)

Net Asset Value, End of Period	$21.69	$20.18

Total Return(3)	9.67%	1.06%

Supplemental Data and Ratios
Net assets at end of period (000’s)	$9,318	$4,838

Ratio of expenses to average net assets
Before waiver and expense reimbursement(4)	3.30%	7.66%
After waiver and expense reimbursement(4)	0.55%	0.55%

Ratio of net investment income (loss) to average net assets
Before waiver and expense reimbursement(4)	1.15%	(5.69)%
After waiver and expense reimbursement(4)	3.90%	1.42%

Portfolio turnover rate(3)	64.02%	15.43%

(1) The Fund commenced operations on June 30, 2011.
(2) Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3) Not annualized.
(4) Annualized.
The accompanying notes are an integral part of these financial statements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS
February 29, 2012 (Unaudited)

1.	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Mutual Funds (the “Funds”), are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”) and the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), each representing a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Total Return Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Performance Trust Investment Advisors, LLC (the “Adviser”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a.	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-Backed and Mortgage-Backed Securities – The fair value of asset-backed and mortgage-backed securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value is considered. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Municipal Bonds – The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. The Adviser considers additional inputs such as calls of bond principal by the issuer in developing its estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2012 (Unaudited)

security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

» Level 1: Quoted prices in active markets for identical securities.

» Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

» Level 3: Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2012:

PERFORMANCE TRUST TOTAL RETURN BOND FUND

	Level 1	Level 2	Level 3	Total
Fixed Income

Asset Backed
Securities	$—	$367,806	$—	$367,806

Mortgage
Backed Securities	—	16,192,725	—	16,192,725

Municipal Bonds	—	9,634,610	—	9,634,610
Total Fixed Income	—	26,195,141	—	26,195,141

Short-Term
Investments	3,629,894	—	—	3,629,894

Total Investments
in Securities	$3,629,894	$26,195,141	$—	$29,825,035

PERFORMANCE TRUST MUNICIPAL BOND FUND
	Level 1	Level 2	Level 3	Total
Fixed Income

Municipal Bonds	$—	$8,262,694	$—	$8,262,694

Total Fixed Income	—	8,262,694	—	8,262,694

Short-Term
Investments	1,731,565	—	—	1,731,565

Total Investments
in Securities	$1,731,565	$8,262,694	$—	$9,994,259

During the period ended February 29, 2012, there were no transfers between Levels for the Funds. The Funds held no Level 3 securities during the period ended February 29, 2012. It is the Funds’ policy to record transfers as of the end of the reporting period. The Funds did not hold any financial derivative instruments during the period ended February 29, 2012.

b.	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short.

c.	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended August 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2011, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

d.	Distributions to Shareholders

The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2012 (Unaudited)

e.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f.	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

g.	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

h.	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

3.	Federal Tax Matters

The tax character of distributions paid during the period ended August 31, 2011 were as follows:

	TOTAL RETURN	MUNICIPAL
	BOND FUND	BOND FUND
Ordinary Income	$684,473	$30
Tax Exempt Income	—	9,900

As of August 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

PERFORMANCE TRUST TOTAL RETURN BOND FUND
Cost basis of investments for federal
income tax purposes	$22,620,111
Gross tax unrealized appreciation	$705,080
Gross tax unrealized depreciation	(194,221)
Net tax unrealized appreciation
(depreciation)	510,859
Undistributed ordinary income	232,654
Undistributed long-term capital gain	—
Total distributable earnings	232,654
Other accumulated losses	(46,806)
Total accumulated earnings (losses)	$696,707

PERFORMANCE TRUST MUNICIPAL BOND FUND
Cost basis of investments for federal
income tax purposes	$4,845,677
Gross tax unrealized appreciation	$38,213
Gross tax unrealized depreciation	(5,738)
Net tax unrealized appreciation
(depreciation)	32,475
Undistributed ordinary income	2,110
Undistributed long-term capital gain	—
Total distributable earnings	2,110
Other accumulated losses	(310)
Total accumulated earnings (losses)	$34,275

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2011, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	TOTAL RETURN	MUNICIPAL
	BOND FUND	BOND FUND
Undistributed Net Investment	$5,416	—
Income/(Loss)
Accumulated Net Realized	(5,416)	—
Gain/(Loss)

On September 30, 2011, distributions from ordinary income of $13,170 and $82,441 for the Municipal Bond Fund and Total Return Bond Fund, respectively, were declared and paid by the Funds.

4.	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund and 0.40% for the Municipal Bond Fund of the Funds’ average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through August 30, 2013 and June 29, 2014 for the Total Return Bond Fund and the Municipal Bond Fund, respectively, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 0.95% for the Total Return Bond Fund and 0.55% for the Institutional Class shares of the Municipal Bond Fund (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended February 29, 2012, expenses of $58,626 for the Total Return Bond Fund and $97,599 for the Institutional Class shares of the Municipal Bond Fund were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

PERFORMANCE TRUST MUTUAL FUNDS – NOTES TO FINANCIAL STATEMENTS (CONT.)
February 29, 2012 (Unaudited)

than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	TOTAL RETURN	MUNICIPAL
	BOND FUND	BOND FUND
August 31, 2014	$128,482	$49,426
February 29, 2015	$58,626	$97,599

5.	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to several series of the Trust, but not the Funds. The Chief Compliance Officer is also an employee of USBFS. For the six months ended February 29, 2012, the Funds were allocated $6,006 and $5,953 of the Trust’s Chief Compliance Officer fees for the Total Return Bond Fund and Municipal Bond Fund, respectively.

6.	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Total Return Bond Fund

	SIX MONTHS
	ENDED	YEAR ENDED
	FEBRUARY 29, 2012	AUGUST 31, 2011
Shares Sold	$366,105	$1,244,216
Shares Reinvested	18,606	13,736
Shares Redeemed	(110,887)	(161,076)
Net Increase	$273,824	$1,096,876
Municipal Bond Fund
	SIX MONTHS
	ENDED	PERIOD ENDED
	FEBRUARY 29, 2012	AUGUST 31, 2011(1)
Shares Sold	$259,811	$239,513
Shares Reinvested	7,096	477
Shares Redeemed	(77,101)	(208)
Net Increase	$189,806	$239,782

(1)	The Fund commenced investment operations on June 30, 2011.

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 29, 2012, are summarized below.

	TOTAL RETURN	MUNICIPAL
	BOND FUND	BOND FUND
Purchases
U.S. Government	$—	$—
Other	10,019,624	8,510,266
Sales
U.S. Government	$1,156,542	—
Other	2,700,747	3,963,782

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the fund creates a presumption of control of a Fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2012, Dubuque Bank & Trust Co., for the benefit of its customers, held 49.81% of the Total Return Bond Fund’s outstanding shares. At February 29, 2012, PT Financial, LLC, for the benefit of its customers, held 41.05% of the Municipal Bond Fund’s outstanding shares. PT Financial, LLC wholly owns the Adviser.  At February 29, 2012, TD Ameritrade, Inc. for the benefit of its customers, held 29.62% of the Municipal Bond Fund’s outstanding shares.

9.	Line of Credit

The Performance Trust Total Return Bond Fund has a line of credit in the amount of $7,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended February 29, 2012, the Total Return Bond Fund did not draw upon the line of credit.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

»  information we receive about you on applications or other forms;

»  information you give us orally; and

»  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your nonpublic personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

EXPENSE EXAMPLE
Six Months Ended February 29, 2012 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011–February 29, 2012).

Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $2.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees which, although not charged to the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2011
TOTAL RETURN BOND FUND	SEPTEMBER 1, 2011	FEBRUARY 29, 2012	FEBRUARY 29, 2012
Actual	$1,000	$1,057.40	$4.86
Hypothetical
(5% annual return before expenses)	$1,000	$1,020.14	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

			EXPENSES PAID
			DURING PERIOD
PERFORMANCE TRUST	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	SEPTEMBER 1, 2011
MUNICIPAL BOND FUND	SEPTEMBER 1, 2011	FEBRUARY 29, 2012	FEBRUARY 29, 2012
Actual	$1,000	$1,096.70	$2.87
Hypothetical
(5% annual return before expenses)	$1,000	$1,022.13	$2.77

*	Expenses are equal to the Fund’s annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

ADDITIONAL INFORMATION
(Unaudited)

Tax Information
For the period ended August 31, 2011, taxable ordinary income distributions are designed as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Funds as follows:

Total Return Bond Fund	1.55%
Municipal Bond Fund	0.00%

Availability of Proxy Voting Information
The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1 (877) 738-9095. A description of these policies and procedures is also included in each Fund’s Statement of Additional Information, which is available of the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1 (877) 738-9095, or by accessing the SEC’s website at http://www.sec.gov.

Portfolio Holdings
The Funds file their complete schedule of portfolio holding with the SEC four times each fiscal year at quarter-ends. The Funds file their schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1 (202) 551-8090 (direct) or 1 (800) SEC-0330 (general SEC number).

Forward Looking Statements
Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the most recent Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s data, forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

Indemnification
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information About Trustees
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. Each Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1 (877) 738-9095.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

INDEPENDENT TRUSTEES
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Dr. Michael D.	Trustee	Indefinite Term;	Professor and Chair,	27	Independent
Akers		Since August	Department of Accounting,		Trustee, USA
615 E. Michigan St.		22, 2001	Marquette University		MUTUALS
Milwaukee, WI 53202			(2004–present).		(an open-end
Age: 56					investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Since August	Midwest Airlines,		Trustee, USA
Milwaukee, WI 53202		22, 2001	Inc. (airline company)		MUTUALS
Age: 55			(1985-present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Retired; Managing Director,	27	Independent
615 E. Michigan St.		Since October	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		23, 2009	Officer (“CAO”) and		Multi-Asset
Age: 68			Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994-2011); Vice		Trustee,
			President, Secretary,		Gottex Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-end
			investment		investment
			company) (1997–		companies);
			2007); President,		Independent
			CAO and CCO,		Manager,
			Granum Securities,		Ramius IDF,
			LLC (a broker-dealer)		LLC (two closed-end
			(1997–2007).		investment
companies).

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

INTERESTED TRUSTEE AND OFFICERS
(Unaudited)

OTHER
				NUMBER OF	DIRECTORSHIPS
	POSITION(S)	TERM OF OFFICE	PRINCIPAL	PORTFOLIOS IN THE	HELD BY TRUSTEE
NAME, ADDRESS,	HELD WITH THE	AND LENGTH OF	OCCUPATION(S) DURING	TRUST OVERSEEN BY	DURING THE PAST
AND AGE	TRUST	TIME SERVED	THE PAST FIVE YEARS	TRUSTEE	FIVE YEARS

Joseph C.	Chairperson,	Indefinite Term;	Executive Vice	27	Trustee, Buffalo
Neuberger(1)	President and	Since August	President, U.S.		Funds (an
615 E. Michigan St.	Trustee	22, 2001	Bancorp Fund		open-end
Milwaukee, WI 53202			Services, LLC		investment
Age: 49			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company with
two portfolios).

John P. Buckel	Vice	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Since January	Administrator, U.S.
Milwaukee, WI	Treasurer	10, 2008 (Vice	Bancorp Fund
53202	and Principal	President); Since	Services, LLC
Age: 54	Accounting	September 10,	(2004-present);
	Officer	2008 (Treasurer)	Mutual Fund
Administrator, United
Missouri Bank
(2000–2004).

Robert M. Slotky	Vice	Indefinite Term;	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Since January	President, U.S.
Milwaukee, WI	Chief	26, 2011	Bancorp Fund
53202	Compliance		Services, LLC
Age: 64	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202	November 15,	Officer, U.S.
Age: 32		2005	Bancorp Fund
Services, LLC
(September
2004–present).

Jennifer A. Lima	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since January	Administrator, U.S
Milwaukee, WI 53202	10, 2008	Bancorp Fund
Age: 38			Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite Term;	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Since July 21,	Administrator, U.S.
Milwaukee, WI 53202	2011	Bancorp Fund
Age: 29			Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

PERFORMANCE TRUST MUTUAL FUNDS (PTIAX, PTIMX)

(THIS PAGE INTENTIONALLY LEFT BLANK.)

Investment Advisor
Performance Trust Investment Advisors, LLC
500 W. Madison, Suite 470
Chicago, IL  60661

888.282.3220
info@PTIAfunds.com
www.PTIAfunds.com

Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH  44145

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME  04101

This report has been prepared for shareholders
and may be distributed to others only if preceded
or accompanied by a current prospectus.

The Performance Trust Mutual Funds are distributed
by Foreside Fund Services, LLC

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 7, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      May 7, 2012

By (Signature and Title)*                    /s/ John Buckel
John Buckel, Treasurer

Date      May 7, 2012

* Print the name and title of each signing officer under his or her signature.